State Street SPDR Bloomberg 3-12 Month T-Bill ETF Average Annual Total Returns		12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 3-12 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.31%		3.12%	2.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Bloomberg 3-12 Month T-Bill ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.21%		3.00%	2.85%
Performance Inception Date	Sep. 23, 2020
State Street SPDR Bloomberg 3-12 Month T-Bill ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%		1.70%	1.61%
State Street SPDR Bloomberg 3-12 Month T-Bill ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.47%		1.73%	1.65%